Employee Benefits (Detail Textuals) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2010	Dec. 31, 2013	Dec. 31, 2012
Employee Benefits Disclosure [Line Items]
Deferred compensation amount		$ 3,999,371	$ 3,707,402
Compensation expense			67,931
Purchase of shares for ESOP	41,614
Price paid per share	$ 10
Common stock acquired by the ESOP	416,140
ESOP compensation expense		70,448	58,564
Allocated shares		55,515	49,668
Fair value of allocated shares held by the ESOP		1,085,318
Fair value of shares subject to repurchase obligation		1,157,262
Deferred Compensation Plan
Employee Benefits Disclosure [Line Items]
Deferred compensation amount		2,374,940	2,329,859
Compensation expense		139,308	135,730
Deferred compensation agreements
Employee Benefits Disclosure [Line Items]
Deferred compensation discount rate		4.75%
Deferred compensation amount		1,624,431	1,377,543
Compensation expense		302,138	398,899
Plan 401 (k)
Employee Benefits Disclosure [Line Items]
Contribution by employer		$ 224,099	$ 213,983
Plan 401 (k) | Minimum
Employee Benefits Disclosure [Line Items]
Annual interest rate		1.85%	2.00%
Plan 401 (k) | Maximum
Employee Benefits Disclosure [Line Items]
Annual interest rate		2.00%	2.50%